Derivatives (Fair Value of Commodity Derivatives) (Details) (Commodity derivatives [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Risk management assets and Risk management liabilities
Derivative asset, gross derivative asset	$ 1,889	$ 0
Derivative asset, gross derivative liabilities	(920)	0
Derivative liability, gross derivative assets	0	456
Derivative liability, gross derivative liabilities	0	(635)
Risk Management Assets [Member]
Risk management assets and Risk management liabilities
Derivative asset, gross derivative asset	1,889	0
Derivative asset, gross derivative liabilities	(920)	0
Risk Management Assets - Long Term [Member]
Risk management assets and Risk management liabilities
Derivative asset, gross derivative asset	0	0
Derivative asset, gross derivative liabilities	0	0
Risk Management Liabilities [Member]
Risk management assets and Risk management liabilities
Derivative liability, gross derivative assets	0	456
Derivative liability, gross derivative liabilities	0	(635)
Risk Management Liabilities - Long Term [Member]
Risk management assets and Risk management liabilities
Derivative liability, gross derivative assets	0	0
Derivative liability, gross derivative liabilities	$ 0	$ 0